STATEMENT OF INVESTMENTS
Core Value Portfolio

March 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.4%
Automobiles & Components - 1.1%
General Motors	3,653		75,909
Banks - 8.2%
Bank of America	5,929		125,873
Citigroup	2,393		100,793
JPMorgan Chase & Co.	4,016		361,560
			588,226
Capital Goods - 8.4%
Eaton	1,115		86,624
Ingersoll Rand	2,762	[a,b]	68,498
L3Harris Technologies	517		93,122
Northrop Grumman	229		69,284
Quanta Services	2,359		74,851
Trane Technologies	658		54,344
United Technologies	1,642		154,890
			601,613
Consumer Durables & Apparel - 1.1%
Lennar, Cl. A	1,167		44,579
PVH	879		33,086
			77,665
Consumer Services - 1.0%
Las Vegas Sands	1,720		73,048
Diversified Financials - 15.2%
Berkshire Hathaway, Cl. B	1,726	[b]	315,565
Capital One Financial	1,153		58,134
LPL Financial Holdings	1,411		76,801
Morgan Stanley	5,030		171,020
State Street	927		49,381
The Charles Schwab	2,201	[a]	73,998
The Goldman Sachs Group	1,341		207,305
Voya Financial	3,476		140,952
			1,093,156
Energy - 5.8%
Concho Resources	816		34,966
Hess	3,867	[a]	128,771
Marathon Petroleum	4,311		101,826
Phillips 66	1,827		98,019
Pioneer Natural Resources	773		54,226
			417,808

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.4% (continued)
Food, Beverage & Tobacco - 4.8%
Archer-Daniels-Midland	2,801		98,539
Conagra Brands	1,141		33,477
Mondelez International, Cl. A	1,069		53,535
PepsiCo	651		78,185
Philip Morris International	1,113		81,204
			344,940
Health Care Equipment & Services - 10.4%
Alcon	791	[b]	40,199
Anthem	346		78,556
Becton Dickinson & Co.	780		179,221
Cigna	304		53,863
CVS Health	910		53,990
Humana	203		63,746
Laboratory Corp. of America Holdings	259	[b]	32,735
Medtronic	2,689		242,494
			744,804
Household & Personal Products - 1.5%
Colgate-Palmolive	1,575		104,517
Insurance - 5.4%
American International Group	2,694		65,330
Assurant	1,166		121,369
Chubb	1,176		131,347
Willis Towers Watson	428		72,696
			390,742
Materials - 9.2%
CF Industries Holdings	7,552		205,414
Freeport-McMoRan	10,683		72,110
Louisiana-Pacific	2,416		41,507
Martin Marietta Materials	612		115,809
Newmont	1,150		52,072
The Mosaic Company	3,672		39,731
Vulcan Materials	1,247		134,763
			661,406
Media & Entertainment - 3.3%
Alphabet, Cl. A	160	[b]	185,912
Omnicom Group	973	[a]	53,418
			239,330
Pharmaceuticals Biotechnology & Life Sciences - 5.1%
AbbVie	1,017		77,485
Biogen	220	[b]	69,604
Bristol-Myers Squibb	1,122		62,540
Eli Lilly & Co.	383		53,130
Gilead Sciences	632		47,248

Description		Shares		Value ($)
Common Stocks - 99.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 5.1% (continued)
Merck & Co.		726		55,858
				365,865
Real Estate - .5%
Weyerhaeuser		2,155	[c]	36,527
Retailing - 1.0%
Lowe's		829		71,335
Semiconductors & Semiconductor Equipment - 6.7%
Applied Materials		2,148		98,421
Broadcom		232		55,007
Intel		2,931		158,626
Microchip Technology		730	[a]	49,494
Micron Technology		1,294	[b]	54,426
Qualcomm		978		66,162
				482,136
Software & Services - 1.9%
International Business Machines		675		74,878
Proofpoint		603	[b]	61,862
				136,740
Technology Hardware & Equipment - 3.6%
Apple		234		59,504
Corning		3,487	[a]	71,623
Western Digital		1,981		82,449
Zebra Technologies, Cl. A		256	[b]	47,002
				260,578
Transportation - 1.9%
Delta Air Lines		1,994		56,889
Union Pacific		560		78,982
				135,871
Utilities - 3.3%
PPL		9,544		235,546
Total Common Stocks (cost $7,959,583)				7,137,762

Exchange-Traded Funds - .5%
Registered Investment Companies - .5%
iShares Russell 1000 Value ETF (cost $32,831)		362	[a]	35,903
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $7,669)	0.40	7,669	[d]	7,669

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $38,443)	0.40	38,443	[d]	38,443
Total Investments (cost $8,038,526)		100.6%		7,219,777
Liabilities, Less Cash and Receivables		(.6%)		(41,428)
Net Assets		100.0%		7,178,349

ETF—Exchange-Traded Fund

a Security, or portion thereof, on loan. At March 31, 2020, the value of the fund’s securities on loan was $456,390 and the value of the collateral was $464,081, consisting of cash collateral of $38,443 and U.S. Government & Agency securities valued at $425,638.

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Core Value Portfolio

March 31, 2020 (Unaudited)

The following is a summary of the inputs used as of March 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	7,137,762	-	-	7,137,762
Exchange-Traded Funds	35,903	-	-	35,903
Investment Companies	46,112	-	-	46,112

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At March 31, 2020, accumulated net unrealized depreciation on investments was $818,749, consisting of $637,020 gross unrealized appreciation and $1,455,769 gross unrealized depreciation.

At March 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.